Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Disclosure of Contingent Liabilities
The breakdown of the contingent payments and the related milestones triggering the payment are disclosed below:

In thousands of USD	Payment
GLP Tox Study Initiation ……………………………………………............................................................................................................... ………….	5,000
First dosing of the first subject in the first Clinical Trial …………............................................................................................................... ………….	5,000
First dosing of the first subject in a Pivotal Trial ………………….............................................................................................................. ………….	15,000
Total.............................................................................................................. ………….	25,000